Note 3 - Inventory (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Inventory, Current [Table Text Block]
	June 30, 2012	December 31, 2011
Engine material and parts	$777,575	$327,946
Labor	212,025	128,395
Applied overhead	31,805	19,259
Total Inventory	$1,021,405	$475,600

	2011	2010
Engine material and parts	$327,946	$183,893
Labor	128,395	38,556
Applied overhead	19,259	6,389
Total Inventory	$475,600	$228,838